UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Cash Flows from Operating Activities
Net income (loss)	$ (2,232,155)		$ (629,196)
Depreciation expense	23,345		29,641
Amortization expense - software development costs	97,887		93,754
Amortization expense - patents	33,554		32,076
Amortization expense - discount of convertible debt	183,915		15,777
Stock based compensation	1,406,541		31,106
(Increase) decrease in overpayment due from officer	(25,118)
(Increase) decrease in accounts receivable	(284,941)		(240,564)
(Increase) decrease in prepaid expenses	24,255		34,511
(Increase) decrease in deposits and other assets			(1,154)
Increase (decrease) in accounts payable	276,165		2,759
Increase (decrease) in accrued expenses	30,328		28,549
Increase (decrease) in accrued interest	104,592		21,832
Net cash used in operating activities	(361,632)		(580,909)
Cash Flows from Investing Activities
Patents and patent applications costs	(51,823)		(38,990)
Purchase of property and equipment			(5,282)
Capitalized software development costs	(117,914)		(92,072)
Payment on settlement	(600,000)	[1]	0	[1]
Net cash used in investing activities	(769,737)		(136,344)
Cash Flows from Financing Activities
Proceeds from issuance of convertible debt - unrelated parties	688,000		1,300,000
Proceeds from issuance of convertible debt - related parties			500,000
Principal reduction on convertible debt	(200,000)
Expenditures relating to private offerings	(48,475)
Principal reduction on obligation on patent purchases	(87,500)
Net cash provided by (used in) financing activities	352,025		1,800,000
Net increase (decrease) in cash	(779,344)		1,082,747
Beginning balance - cash	2,157,707		523,801
Ending balance - cash	1,378,363		1,606,548
Supplemental Information:
Interest expense paid	$ 20,000

[1]	Regarding Anywhere software license.